Segmental analysis - Results by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Sales and other operating revenues	$ 189,335	$ 189,185	$ 210,130
Production and similar taxes	1,698	1,799	1,779
Non-current assets	138,463	145,352	148,054
US
Disclosure of geographical areas [line items]
Sales and other operating revenues	56,703	58,804	60,577
Production and similar taxes	175	149	136
Non-current assets	61,269	63,415	64,238
Non-US
Disclosure of geographical areas [line items]
Sales and other operating revenues	132,632	130,381	149,553
Production and similar taxes	1,523	1,650	1,643
Non-current assets	77,194	81,937	83,816
United Kingdom
Disclosure of geographical areas [line items]
Sales and other operating revenues	28,714	24,577	39,975
Non-current assets	$ 21,529	$ 25,354	$ 23,949